Quarterly Holdings Report
for

Fidelity® International Growth Fund

July 31, 2021

IGF-QTLY-0921
1.863103.113

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 1.8%
CSL Ltd.	442,277	$93,770,067
Bailiwick of Jersey - 1.8%
Experian PLC	2,126,400	93,616,495
Belgium - 0.4%
UCB SA	207,800	22,481,051
Canada - 2.4%
CAE, Inc. (a)	925,000	28,225,994
Canadian Pacific Railway Ltd.	744,500	55,282,526
Franco-Nevada Corp.	252,745	40,425,829

TOTAL CANADA		123,934,349

Cayman Islands - 1.1%
Alibaba Group Holding Ltd. (a)	170,600	4,166,522
Alibaba Group Holding Ltd. sponsored ADR (a)	95,800	18,699,202
Tencent Holdings Ltd.	562,700	33,935,394

TOTAL CAYMAN ISLANDS		56,801,118

Denmark - 1.0%
Vestas Wind Systems A/S	1,380,000	50,878,010
Finland - 1.0%
Kone OYJ (B Shares)	619,200	51,284,606
France - 7.8%
Edenred SA	791,648	45,996,748
Legrand SA	605,200	68,203,586
LVMH Moet Hennessy Louis Vuitton SE	265,000	212,176,850
Safran SA	470,000	61,510,961
Sanofi SA	183,200	18,883,035

TOTAL FRANCE		406,771,180

Germany - 5.3%
Deutsche Borse AG	232,200	38,769,201
Linde PLC	393,779	120,587,116
SAP SE	563,301	80,840,131
Vonovia SE	598,600	39,892,814

TOTAL GERMANY		280,089,262

Hong Kong - 4.3%
AIA Group Ltd.	13,335,000	159,563,467
Hong Kong Exchanges and Clearing Ltd.	1,076,000	68,676,579

TOTAL HONG KONG		228,240,046

India - 1.3%
Housing Development Finance Corp. Ltd.	654,978	21,506,918
Kotak Mahindra Bank Ltd. (a)	900,000	20,032,955
Reliance Industries Ltd.	270,000	7,391,783
Reliance Industries Ltd. sponsored GDR (b)	365,000	20,184,500
Zomato Ltd.	723,255	1,233,824

TOTAL INDIA		70,349,980

Ireland - 1.0%
CRH PLC sponsored ADR	1,106,366	55,196,600
Italy - 1.6%
Interpump Group SpA	665,126	41,541,151
Prada SpA	5,150,000	40,226,350

TOTAL ITALY		81,767,501

Japan - 14.6%
Azbil Corp.	1,410,570	54,710,135
FANUC Corp.	378,900	84,861,377
Hoya Corp.	816,700	114,682,681
Keyence Corp.	290,048	160,589,905
Lasertec Corp.	259,900	48,791,479
Misumi Group, Inc.	2,384,000	82,577,822
Nabtesco Corp.	335,600	12,603,546
OSG Corp.	672,300	12,458,738
Recruit Holdings Co. Ltd.	2,706,800	140,295,203
SHO-BOND Holdings Co. Ltd.	720,600	30,313,741
USS Co. Ltd.	1,237,000	21,401,267

TOTAL JAPAN		763,285,894

Kenya - 0.6%
Safaricom Ltd.	76,197,100	29,433,410
Netherlands - 7.4%
Airbus Group NV (a)	487,400	66,856,077
ASML Holding NV (Netherlands)	417,200	318,901,302

TOTAL NETHERLANDS		385,757,379

New Zealand - 0.3%
Auckland International Airport Ltd. (a)	2,810,440	14,176,163
Norway - 1.1%
Adevinta ASA Class B (a)	1,309,158	25,168,849
Schibsted ASA (B Shares)	742,800	34,337,080

TOTAL NORWAY		59,505,929

South Africa - 0.4%
Clicks Group Ltd.	1,130,738	20,458,052
Spain - 2.6%
Amadeus IT Holding SA Class A (a)	1,409,800	92,382,009
Cellnex Telecom SA (b)	676,103	44,063,374

TOTAL SPAIN		136,445,383

Sweden - 5.9%
ASSA ABLOY AB (B Shares)	3,539,283	113,527,081
Atlas Copco AB (A Shares)	1,886,600	127,549,974
Epiroc AB (A Shares)	2,877,300	67,025,634

TOTAL SWEDEN		308,102,689

Switzerland - 10.6%
Nestle SA (Reg. S)	2,149,369	272,173,905
Roche Holding AG (participation certificate)	498,213	192,465,755
Schindler Holding AG:
(participation certificate)	147,338	47,689,465
(Reg.)	18,350	5,716,587
Temenos Group AG	219,300	34,861,401

TOTAL SWITZERLAND		552,907,113

Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,884,000	81,252,106
United Kingdom - 4.2%
Compass Group PLC (a)	3,050,000	64,482,795
Dechra Pharmaceuticals PLC	338,100	23,356,962
InterContinental Hotel Group PLC ADR (a)	385,470	25,464,148
London Stock Exchange Group PLC	394,200	41,103,730
Rightmove PLC	2,747,800	26,820,122
Spectris PLC	792,657	39,334,018

TOTAL UNITED KINGDOM		220,561,775

United States of America - 17.9%
Alphabet, Inc. Class A (a)	21,636	58,298,851
Autoliv, Inc. (c)	246,669	24,883,969
Black Knight, Inc. (a)	280,700	23,244,767
Dlocal Ltd.	123,900	5,592,846
Lam Research Corp.	116,300	74,130,783
Marsh & McLennan Companies, Inc.	564,851	83,157,364
MasterCard, Inc. Class A	277,600	107,136,944
Moody's Corp.	209,900	78,922,400
MSCI, Inc.	141,900	84,566,724
NICE Systems Ltd. sponsored ADR (a)(c)	227,300	63,337,145
PriceSmart, Inc.	155,186	13,926,392
ResMed, Inc.	318,700	86,622,660
S&P Global, Inc.	193,700	83,043,064
Sherwin-Williams Co.	148,300	43,159,749
Visa, Inc. Class A	434,160	106,972,682

TOTAL UNITED STATES OF AMERICA		936,996,340

TOTAL COMMON STOCKS
(Cost $2,875,024,247)		5,124,062,498

Convertible Preferred Stocks - 0.2%
China - 0.2%
ByteDance Ltd. Series E1 (d)(e)
(Cost $6,992,915)	63,819	7,415,130

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.06% (f)	92,528,560	92,547,065
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	3,587,345	3,587,703
TOTAL MONEY MARKET FUNDS
(Cost $96,134,055)		96,134,768
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,978,151,217)		5,227,612,396
NET OTHER ASSETS (LIABILITIES) - 0.1%		7,163,433
NET ASSETS - 100%		$5,234,775,829

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,247,874 or 1.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,415,130 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$6,992,915

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$41,929
Fidelity Securities Lending Cash Central Fund	73,190
Total	$115,119

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$92,620,121	$893,751,719	$893,842,420	$18,075	$(430)	$92,547,065	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	28,867,501	495,684,324	520,964,122	--	--	3,587,703	0.0%
Total	$121,487,622	$1,389,436,043	$1,414,806,542	$18,075	$(430)	$96,134,768

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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